Financial instruments recognized in the statement of financial position and related effect on the income statement (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 207,955	€ 242,206	€ 291,347
Financial assets, fair value	207,955	242,206	291,347
Financial liabilities	72,824	48,626	68,225
Financial liabilities, fair value	72,824	48,624	68,225
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	72,824	48,624	68,225
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,503	16,945	16,593
Financial liabilities, fair value	13,503	16,945	16,593
Financial liabilities—non-current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—non-current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,503	16,945	16,593
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,748	2,142	2,130
Financial liabilities, fair value	30,748	2,142	2,130
Financial liabilities—current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,748	2,142	2,130
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,573	29,539	49,504
Financial liabilities, fair value	28,573	29,539	49,504
Trade payables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables and others | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,573	29,539	49,504
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	159,714	190,571	255,869
Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	48,241	51,635	35,477
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,878	38,934	37,005
Financial assets, fair value	39,878	38,934	37,005
Non-current financial assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,878	38,934	37,005
Non-current financial assets | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	48,241	51,635	35,477
Financial assets, fair value	48,241	51,635	35,477
Trade receivables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Trade receivables and others | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	48,241	51,635	35,477
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,080	14,845	15,978
Financial assets, fair value	16,080	14,845	15,978
Short-term investments | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,080	14,845	15,978
Short-term investments | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	103,756	136,792	202,887
Financial assets, fair value	103,756	136,792	202,887
Cash and cash equivalents | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	103,756	136,792	202,887
Cash and cash equivalents | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0	€ 0